Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segments
Segment Information [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Operating segment	1
Reporting segment	1